Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property, plant and equipment

			Furniture,	Production	Buildings		Exploration
	Oil & gas		equipment	facilities and	and	Construction in	and evaluation
Amounts in US$’000	properties		and vehicles	machinery	improvements	progress	assets(a)		Total
Cost as of January 1, 2023	1,079,257		19,093	222,727	11,027	16,480	113,041		1,461,625
Additions / ARO change	9,744	(b)	1,683	12	17	116,304	73,160		200,920
Write-off / Impairment	(13,332)	(c)	—	—	—	—	(29,563)	(d)	(42,895)
Transfers	171,538		93	21,262	93	(116,905)	(76,081)		—
Currency translation differences	3,477		46	277	8	21	22		3,851
Disposals	—		(1,223)	—	(2,150)	(119)	—		(3,492)
Assets held for sale (Note 34.7)	(330,024)		(6,559)	(74,491)	(4,948)	—	—		(416,022)
Cost as of December 31, 2023	920,660		13,133	169,787	4,047	15,781	80,579		1,203,987
Additions / ARO change	2,319	(b)	1,252	—	—	126,746	63,312		193,629
Write-off / Impairment	—		—	—	—	—	(14,779)	(e)	(14,779)
Transfers	122,437		90	23,616	352	(118,410)	(28,085)		—
Currency translation differences	(10,570)		(140)	(901)	(25)	—	(72)		(11,708)
Disposals	—		(104)	—	(11)	—	—		(115)
Cost as of December 31, 2024	1,034,846		14,231	192,502	4,363	24,117	100,955		1,371,014
Additions / ARO change	4,026	(b)	842	—	13	68,498	29,005		102,384
Acquisitions of business (Note 34.1)	115,689		122	—	—	—	—		115,811
Write-off / Impairment	(18,111)	(c)	—	—	—	—	(26,300)	(f)	(44,411)
Transfers	48,059		5	19,410	12	(59,818)	(7,668)		—
Currency translation differences	3,024		39	253	7	21	17		3,361
Disposals	—		(538)	—	(94)	—	—		(632)
Divestment of long-term assets (Note 34)	(97,529)		(193)	(8,148)	—	(329)	—		(106,199)
Cost as of December 31, 2025	1,090,004		14,508	204,017	4,301	32,489	96,009		1,441,328

Depreciation and write-down as of January 1, 2023	(642,280)		(16,799)	(129,073)	(6,594)	—	—		(794,746)
Depreciation	(95,369)		(1,304)	(12,896)	(503)	—	—		(110,072)
Currency translation differences	(3,179)		(41)	(277)	(8)	—	—		(3,505)
Disposals	—		1,189	—	1,877	—	—		3,066
Assets held for sale (Note 34.7)	310,683		6,488	68,765	2,158	—	—		388,094
Depreciation and write-down as of December 31, 2023	(430,145)		(10,467)	(73,481)	(3,070)	—	—		(517,163)
Depreciation	(109,093)		(1,550)	(13,116)	(191)	—	—		(123,950)
Currency translation differences	9,520		131	838	24	—	—		10,513
Disposals	—		77	—	—	—	—		77
Depreciation and write-down as of December 31, 2024	(529,718)		(11,809)	(85,759)	(3,237)	—	—		(630,523)
Depreciation	(97,128)		(1,548)	(14,821)	(247)	—	—		(113,744)
Currency translation differences	(2,663)		(39)	(236)	(8)	—	—		(2,946)
Disposals	—		509	—	94	—	—		603
Divestment of long-term assets (Note 34)	73,283		187	7,498	—	—	—		80,968
Depreciation and write-down as of December 31, 2025	(556,226)		(12,700)	(93,318)	(3,398)	—	—		(665,642)

Carrying amount as of December 31, 2023	490,515		2,666	96,306	977	15,781	80,579		686,824
Carrying amount as of December 31, 2024	505,128		2,422	106,743	1,126	24,117	100,955		740,491
Carrying amount as of December 31, 2025	533,778		1,808	110,699	903	32,489	96,009		775,686
(a)	Exploration wells movement and balances are shown in the table below; mining property associated with unproved reserves and resources, seismic and other exploratory assets amount to US$ 83,352,000 (US$ 95,268,000 in 2024 and US$ 72,581,000 in 2023).

(b)	Corresponds to the effect of change in estimate of assets retirement obligations.
(c)	See Note 35.
(d)	Corresponds to three exploratory wells drilled in the Llanos 87 Block (Colombia), an exploratory well drilled in the Llanos 124 Block (Colombia) and other exploration costs incurred in the Llanos 94, Coati and Llanos 124 Blocks (Colombia).

(e)	Corresponds to two exploratory wells drilled in the CPO-5 Block (Colombia) and two exploratory wells drilled in the Espejo Block (Ecuador).

(f)	Corresponds to one exploratory well drilled in the PUT-8 Block in Colombia of US$ 5,883,000, other exploration costs incurred in previous years in the Putumayo Basin in Colombia of US$ 7,539,000, and an impairment charge related to the divestment process in Ecuador of US$ 12,878,000 (see Notes 34.3 and 35).

Schedule of exploration wells movement and balances

Amounts in US$ ‘000	Total
Exploration wells as of December 31, 2023	7,998
Additions	31,134
Write-offs	(11,721)
Transfers	(21,724)
Exploration wells as of December 31, 2024	5,687
Additions	19,868
Write-offs	(5,886)
Divestment (Note 34.3)	(3,393)
Transfers	(3,619)
Exploration wells as of December 31, 2025	12,657